Investment Property - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Rental income from investment property	₩ 6,202	₩ 5,222
Investment property	34,812	25,137	₩ 23,034
At Fair Value Member
Disclosure of detailed information about investment property [line items]
Investment property	₩ 70,138	₩ 73,934